EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income	$ 321,648		¥ 2,239,251	¥ 1,729,825
Capital contribution commitment			443,800	542,800
Purchase of investment from equity investments		¥ (1,848,000)
BOCOMM TRUST
Disclosure of financial assets [line items]
Capital contribution commitment		6,700,000	1,650,000
Size Industry Investment Fund
Disclosure of financial assets [line items]
Capital contribution commitment		¥ 3,300,000	3,350,000
Number of investments | item	4
Number of associates | item	3
Number of joint ventures | item	1
Investments in joint ventures			5,000,000
At fair values
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			2,239,251	1,729,825
At fair values | Listed equity investments
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			8,853	6,441
At fair values | Listed equity investments | Dongxing securities Co., Ltd
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			8,853	6,441
At fair values | Unlisted Investments
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			2,230,398	1,723,384
At fair values | Unlisted Investments | Sanmenxia Dachang Mining Co., Ltd
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			20,905	20,926
At fair values | Unlisted Investments | Inner Mongolia Ganqimaodu Port Development Co., Ltd.
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			30,410	18,010
At fair values | Unlisted Investments | Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd.
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			20,000	19,306
At fair values | Unlisted Investments | China Color International Alumina Development Co., Ltd.
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			6,614	9,000
At fair values | Unlisted Investments | Luoyang Jianyuan Mining Co., Ltd.
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			4,960	4,948
At fair values | Unlisted Investments | Ningxia Ningdian Logistics Transportation Co., Ltd.
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			1,640	1,194
At fair values | Unlisted Investments | Chinalco Innovative Development Investment Company Limited
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			365,681
At fair values | Unlisted Investments | Size Industry Investment Fund
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			1,653,251	¥ 1,650,000
At fair values | Unlisted Investments | Fangchenggang Chisha Pier Co., Ltd.
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			700
At fair values | Unlisted Investments | Xingxian Shengxing Highway Investment Management Co., Ltd.
Disclosure of financial assets [line items]
Equity investments designated at fair value through other comprehensive income			¥ 126,237